Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income Tax Expense

The components of income tax expense for the years ended December 31, 2018 and 2017 are as follows (in thousands):

	2018	2017
Current	$3,282	$3,360
Deferred	(899)	281
Change in federal income tax rate		878

Total income tax expense	$2,383	$4,519

Schedule of Difference Between Income Tax Expense and Amount Computed by Statutory Federal Income Tax Rate to Income Before Taxes

The difference between income tax expense and the amount computed by applying the statutory federal income tax rate to income before taxes for the years ended December 31, 2018 and 2017 is as follows (in thousands):

	2018	2017
Net income before taxes	$10,889	$12,814
Statutory federal tax rate	21%	34%

Tax on income at statutory federal tax rate	2,287	4,357
Increase (decrease) resulting from:
Federal income tax benefit of state income taxes	(92)	(156)
Tax exempt income on loans	(95)	(82)
Tax exempt income on investments	(178)	(384)
Tax exempt income from bank-owned life insurance	(120)	(144)
Tax exempt death benefits from bank-owned life insurance	—	(226)
Nondeductible expenses	143	66
Change in federal income tax rate	—	878
State income tax	438	460
Other	—	(250)

Total	$2,383	$4,519

Summary of Components of Deferred Taxes

The following summarizes the components of deferred taxes at December 31, 2018 and 2017 (in thousands).

	2018	2017
Deferred tax assets:
Loans and allowance for loan losses	$1,937	$1,517
Accrued expenses	219	—
Deferred compensation	600	282
Unrealized losses on investment securities available- for-sale	1,062	709
Other	485	497

Total deferred tax assets	4,303	3,005

Deferred tax liabilities:
Core deposit intangible	(1,400)	(391)
Depreciation	(1,717)	(602)
Other	(5)	(35)

Total deferred tax liabilities	(3,122)	(1,028)

Net deferred income tax assets	$1,181	$1,977